FEDERATED AMRs FUND

                               Federated Investors
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                November 2, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED ARMs FUND (the "TRUST")
            1933 Act File No. 2-98491
            1940 Act File No. 811-4539

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated October 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under 485(b) as Post-Effective amendment No. 23 on October 29, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-9634.

                                          Very truly yours,



                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary